Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. COMMITMENTS AND CONTINGENCIES
Contingencies
The Company accrues for contingent liabilities to the extent that the liability is probable and estimable. There are no accruals for contingent liabilities in these consolidated financial statements.

12.	COMMITMENTS AND CONTINGENCIES
Contingencies
The Company accrues for contingent liabilities to the extent that the liability is probable and estimable. There are no accruals for contingent liabilities in these consolidated financial statements.